SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2022	2021*	2020*

Network and IT costs	503	491	447
Personnel costs	411	361	375
Customer associated costs	347	413	359
Losses on receivables	28	14	22
Taxes, other than income taxes	30	50	21
Other	214	197	179
Total selling, general and administrative expenses	1,533	1,526	1,403
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
In 2022, our subsidiary in Pakistan recorded a reversal of PKR 13.8 billion (US$63) in customer associated costs, relating the reversal of a provision following a favorable decision from the Islamabad High Court on pending litigation.
In 2020, our subsidiary in Pakistan recorded a gain of PKR8.6 billion (US$52) in ‘Taxes, other than income taxes’, relating to the reversal of a non-income tax provision. Refer to Note 7 for further details.
LEASES
Short-term leases and leases for low value items are immediately expensed as incurred.
ACCOUNTING POLICIES
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized within ‘Other Assets’ in the consolidated statement of financial position and subsequently amortized within "Customer associated costs". Refer to Note 3 for further details.